Supplemental Financial Statement Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract with Customer, Liability, Current	$ 17,300	$ 1,738	$ 2,024
Derivative Liability, Current		1,669	0
Deferred Rent Credit, Current		1,488	1,030
Accrued Rent, Current		49	33
Other Liabilities, Current, Total	$ 20,938	$ 4,944	$ 3,087